RELATED PARTY TRANSACTIONS	12 Months Ended
Aug. 31, 2024
Disclosure of transactions between related parties [abstract]
RELATED PARTY TRANSACTIONS [Text Block]

11. RELATED PARTY TRANSACTIONS

All amounts receivable and amounts payable owing to or from related parties are non-interest bearing with no specific terms of repayment.  Transactions with related parties are as follows:

(a) During the year ended August 31, 2024 $327 (August 31, 2023 - $314) was paid or accrued to independent directors for directors' fees and services.

(b) During the year ended August 31, 2024, the Company paid or accrued payments of $53 (August 31, 2023 - $53) from West Vault Mining Inc., for accounting and administrative services.  The Company and West Vault Mining have one officer in common (Frank Hallam).

(c) In May 2018, Deepkloof made a strategic investment in the Company by way of participation in a public offering and a private placement.  Through the terms of the May 2018 private placement, HCI acquired a right to nominate one person to the board of directors of the Company and a right to participate in future equity financings of the Company to maintain its pro-rata interest.  HCI has exercised its right to nominate one person to the board of directors. As of August 31, 2024, HCI's ownership of the Company was reported at 26,955,994 common shares, representing a 26.3% interest in the Company.  In September 2023, HCI subscribed to a private placement for 2,118,645 common shares at US$1.18 per share for gross proceeds to the Company of $2.5 million, (see Share Capital (Note 9) for further details).

Key Management Compensation

The remuneration the CEO, CFO and other key management personnel and the directors during the years ended August 31, 2022 to 2024 is as follows:

Year ended	August 31, 2024	August 31, 2023
Salaries	$923	$889
Directors' fees	327	314
Share-based payments - management	817	1,359
Share-based payments - directors[1]	164	14
Total	$2,231	$2,576

[1]Share-based payments - directors, includes the revaluation of fully vested DSU's